Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (43,500,000)	$ (40,494,000)	$ (58,092,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	557,000	481,000	342,000
Stock-based compensation	13,012,000	8,793,000	2,211,000
Stock-based compensation to service providers	629,000	354,000	115,000
Revaluation of warrants and accretion	(756,000)	(8,122,000)	6,599,000
Revaluation of convertible loan			17,866,000
Change in operating assets and liabilities:
Trade receivable	694,000	(2,015,000)	(50,000)
Prepaid expenses and other receivables	(187,000)	1,219,000	(2,228,000)
Operating lease ROU assets and liabilities, net	86,000	(84,000)
Trade payables	(103,000)	(769,000)	458,000
Employees and payroll accruals	55,000	(234,000)	1,557,000
Deferred revenue	(101,000)	(375,000)	445,000
Accrued expenses and other payables	(3,899,000)	884,000	4,361,000
Net cash used in operating activities	(33,513,000)	(40,362,000)	(26,416,000)
Cash flows from investing activities:
Change in bank deposits	(15,002,000)	(400,000)	100,000
Purchase of property and equipment	(249,000)	(918,000)	(784,000)
Net cash used in investing activities	(15,251,000)	(1,318,000)	(684,000)
Cash flows from financing activities:
Proceeds from short-term loan			4,715,000
Repayment of long-term loan			(2,639,000)
Proceeds from recapitalization and PIPE offering, net of issuance costs			98,587,000
Repayment of short-term loan		(5,218,000)
Proceeds from issuance of ordinary shares, net of issuance costs	22,496,000
Proceeds from exercise of warrants			12,859,000
Proceeds from exercise of options	703,000	277,000	223,000
Proceeds from convertible loan			11,337,000
Net cash provided by (used in) financing activities	23,199,000	(4,941,000)	125,082,000
Effect of exchange rate fluctuations on cash and cash equivalent	47,000	(1,189,000)
Increase (decrease) in cash, cash equivalents and restricted cash	(25,612,000)	(45,432,000)	97,982,000
Cash, cash equivalents and restricted cash at the beginning of the year	54,315,000	100,936,000	2,954,000
Cash, cash equivalents and restricted cash at the end of the year	28,750,000	54,315,000	100,936,000
Supplemental non-cash disclosure:
Exercise of warrants into convertible preferred shares			4,389,000
Issuance of private warrants			6,598,000
Conversion of convertible loan into ordinary shares upon the recapitalization			30,844,000
Conversion of preferred shares into ordinary shares upon the recapitalization			63,467,000
Lease liabilities arising from obtaining right-of-use assets	1,713,000	797,000
Purchase of property and equipment	8,000	7,000	340,000
Supplemental disclosure of cash flows activities:
Interest paid		$ 250,000	$ 209,000